Stock-Based Compensation - Summary of Restricted Stock Activity (Details)	3 Months Ended
Dec. 31, 2021 $ / shares shares
Restricted Stock Awards
Weighted Average Grant Date Fair Value
Non-vested at beginning of the period (in shares) | shares	684,937
Granted (in share) | shares	0
Vested (in shares) | shares	(684,937)
Forfeited (in shares) | shares	0
Non-vested at end of the period (in shares) | shares	0
Weighted Average Grant Date Fair Value
Non-vested at beginning of the period (in dollars per share) | $ / shares	$ 10.00
Granted (in dollars per share) | $ / shares	0
Vested (in dollars per share) | $ / shares	10.00
Forfeited (in dollars per share) | $ / shares	0
Non-vested at end of the period (in dollars per share) | $ / shares	$ 0
Restricted Stock Units
Weighted Average Grant Date Fair Value
Non-vested at beginning of the period (in shares) | shares	1,452,195
Granted (in share) | shares	970,545
Vested (in shares) | shares	(32,848)
Forfeited (in shares) | shares	(16,369)
Non-vested at end of the period (in shares) | shares	2,373,523
Weighted Average Grant Date Fair Value
Non-vested at beginning of the period (in dollars per share) | $ / shares	$ 7.61
Granted (in dollars per share) | $ / shares	8.96
Vested (in dollars per share) | $ / shares	7.53
Forfeited (in dollars per share) | $ / shares	8.58
Non-vested at end of the period (in dollars per share) | $ / shares	$ 8.22